Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite Lived And Indefinite Lived Intangible Assets By Major Class
Amortization expense of intangible assets	$ 10,533	$ 10,650	$ 21,105	$ 21,110	$ 39,453	$ 35,812